Provisions - changes in provisions (Details) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	€ 15,807
Additional provisions	18,916
Settlements	(20,761)
Unused amounts	(102)
Translation differences	312
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	54
Other changes	(113)
Provisions, at end of period	14,005
Product warranty and recall campaigns
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	6,760
Additional provisions	3,059
Settlements	(3,655)
Unused amounts	0
Translation differences	145
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	0
Other changes	(3)
Provisions, at end of period	6,306
Sales incentives
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	5,999
Additional provisions	14,864
Settlements	(15,573)
Unused amounts	63
Translation differences	131
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	0
Other changes	(5)
Provisions, at end of period	5,479
Legal proceedings and disputes(1)
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	1,040
Additional provisions	167
Settlements	(680)
Unused amounts	(24)
Translation differences	16
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	18
Other changes	24
Provisions, at end of period	525
Commercial risks
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	714
Additional provisions	353
Settlements	(408)
Unused amounts	(28)
Translation differences	12
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	18
Other changes	(64)
Provisions, at end of period	561
Restructuring costs
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	165
Additional provisions	118
Settlements	(111)
Unused amounts	(50)
Translation differences	1
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	1
Other changes	(16)
Provisions, at end of period	106
Other risks
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	1,129
Additional provisions	355
Settlements	(334)
Unused amounts	(63)
Translation differences	7
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	17
Other changes	(49)
Provisions, at end of period	€ 1,028